Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Assets [Abstract]
Office rental deposit	$ 6,613	$ 33,144
Interest receivable	99,299	98,115
Others	127,130	142,423
Total	$ 233,042	$ 273,682